MORGAN STANLEY EUROPEAN EQUITY FUND INC.

MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

MORGAN STANLEY MORTGAGE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

February 11, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley European Equity Fund Inc.

File Nos. 033-33530; 811-06044

Morgan Stanley Global Fixed Income Opportunities Fund

File Nos. 033-44782; 811-06515

Morgan Stanley Mortgage Securities Trust

File Nos. 033-10363; 811-04917

Ladies and Gentlemen:

On behalf of Morgan Stanley European Equity Fund Inc., Morgan Stanley Global Fixed Income Opportunities Fund and Morgan Stanley Mortgage Securities Trust (each, a “Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for each Registrant. These exhibits contain the risk/return summary information in the respective prospectus for each Registrant dated February 28, 2018. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated January 31, 2019 for each Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai